STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
Restricted stock activity for the year ended December 31, 2025, was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2024	7,583,255	$4.61
Granted	50,000	2.33
Vested	(2,057,647)	5.32
Forfeited	(244,664)	5.16
Outstanding as of December 31, 2025	5,330,944	$4.30

Schedule of Valuation Assumptions, Stock Options
Stock option activity for the year ended December 31, 2025, was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2024	17,137,358	$10.48	6.4	$1,156
Granted	5,730,000	3.98	6.0	—
Exercised	—	—	—	—
Modified	(11,500,000)	13.24	—	—
Forfeited	(164,657)	5.39	—	—
Balance as of December 31, 2025	11,202,701	4.40	5.5	184
Exercisable as of December 31, 2025	5,445,414	4.70	4.7	184
Vested and expected to vest as of December 31, 2025	11,202,701	$4.40	5.5	$184